Income Taxes (Tables)	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Summary of Components of Income Taxes

The components of income taxes are summarized as follows:

	Years Ended March 31,
	2014	2013	2012
	(In Thousands)
Current tax expense:
Federal income	$3,176	$2,767	$3,804
State income	676	541	636

Total current income tax expense	3,852	3,308	4,440
Deferred tax (benefit) expense:
Federal income	(342)	111	(313)
State income	(91)	8	48

Total deferred income tax (benefit) expense	(433)	119	(265)

Total Income Tax Expense	$3,419	$3,427	$4,175

Reconciliation Between the Reported Income Tax Expense and the Income Tax Expense

The following table presents a reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of 34% to income before income taxes:

	Years Ended March 31,
	2014	2013	2012
	(Dollars In Thousands)
Federal income tax at the statutory rate	$3,361	$3,413	$4,098
Increase (decrease) in income taxes resulting from:
New Jersey income tax, net of federal income tax effect	387	363	451
Bank owned life insurance income	(353)	(314)	(293)
Incentive stock option expense	1	3	4
Change in tax rate	—	—	(79)
Other, net	23	(38)	(6)

Total Income Tax Expense	$3,419	$3,427	$4,175

Effective income tax rate	34.6%	34.1%	34.6%

Components of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consisted of the following:

	March 31,
	2014	2013
	(In Thousands)
Deferred income tax assets:
Pension costs	$1,081	$961
Allowance for loan losses	1,255	1,021
Benefit plans	20	21
Depreciation	256	164
Post-retirement benefits and healthcare obligations	289	418
Non-qualified benefit plans	617	601
Employee Stock Ownership Plan	307	327
Supplemental Executive Retirement Plan	171	145
Other	186	220

Total Deferred Tax Assets	4,182	3,878
Deferred income tax liabilities:
Net unrealized gain on securities available for sale	(72)	(288)

Net Deferred Tax Asset Included in Other Assets	$4,110	$3,590